RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Disclosure of detailed information about key management personnel [Table Text Block]
		Expensed
	Mineral property, plant, and equipment	Remuneration	Exploration and evaluation expenditures	Total
2021
Management fees(1)	$328	$227	$213	$768
Management remuneration(2)	744	629	34	1,407
Director fees	-	282	-	282
Share-based compensation - stock options	445	462	101	1,008
Share-based compensation - restricted share units	2	2	1	5
	$1,519	$1,602	$349	$3,470

2020
Management fees(1)	$-	$142	$432	$574
Management remuneration(2)	-	605	447	1,052
Director fees	-	170	-	170
Share-based compensation	-	852	583	1,435
	$-	$1,769	$1,462	$3,231

(1) Total management fees and short-term benefits were paid to a company controlled by the CEO.

(2) Remuneration and short-term benefits were paid to the President, CFO, and COO.

Officers [Member]
Disclosure of transactions between related parties [line items]
Disclosure of detailed information about key management personnel [Table Text Block]
	December 31, 2021	December 31, 2020
Loan receivable	44	97

Immediate family member of CEO [Member]
Disclosure of transactions between related parties [line items]
Disclosure of detailed information about key management personnel [Table Text Block]
		Expensed
	Mineral property, plant, and equipment	Remuneration	Exploration and evaluation expenditures	Total
2021
Remuneration	$87	$16	$58	$161
Share-based compensation	41	8	28	77
	$128	$24	$86	$238

2020
Remuneration	$-	$29	$116	$145
Share-based compensation	-	$17	69	86
	$-	$46	$185	$231

Koffman Kalef, LLP [Member]
Disclosure of transactions between related parties [line items]
Disclosure of detailed information about key management personnel [Table Text Block]
	2021	2020
Professional fees - expense	105	307
Professional fees - capital stock issuance costs	250	113

	December 31, 2021	December 31, 2020
Payable to Koffman Kalef LLP	6	25

Goldsource Mines Inc. [Member]
Disclosure of transactions between related parties [line items]
Disclosure of detailed information about key management personnel [Table Text Block]
	2021	2020
Costs allocated to Goldsource	94	99

	December 31, 2021	December 31, 2020
Receivable from Goldsource	23	26